Hood River New Opportunities Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 1.6%
Entertainment - 1.1%
Take-Two Interactive Software, Inc. (a)	36,940	$7,295,650

Interactive Media & Services - 0.5%
Reddit, Inc. - Class A (a)	24,653	3,319,526
Total Communication Services		10,615,176

Consumer Discretionary - 7.7%
Broadline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	47,916	4,410,189

Hotels, Restaurants & Leisure - 3.8%
Cava Group, Inc. (a)(b)	74,774	6,049,217
DraftKings, Inc. - Class A (a)	141,312	3,055,165
Genius Sports Ltd. (a)	333,641	1,478,030
Kura Sushi USA, Inc. - Class A (a)(b)	54,223	3,784,223
Rush Street Interactive, Inc. (a)	365,235	7,943,861
Viking Holdings Ltd. (a)	35,679	2,621,693
		24,932,189
Household Durables - 1.0%
SharkNinja, Inc. (a)(b)	61,356	6,497,600

Specialty Retail - 1.6%
Bob's Discount Furniture, Inc. (a)(b)	298,155	3,503,321
Camping World Holdings, Inc. - Class A	242,499	1,656,268
Five Below, Inc. (a)	14,502	3,313,417
Signet Jewelers Ltd.	30,002	2,539,370
		11,012,376
Textiles, Apparel & Luxury Goods - 0.6%
Ralph Lauren Corp.	11,799	4,058,738
Total Consumer Discretionary		50,911,092

Consumer Staples - 0.7%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	68,682	2,436,838

Food Products - 0.3%
Freshpet, Inc. (a)	3,593	211,843
Once Upon a Farm PBC (a)(b)	132,457	2,165,672
		2,377,515
Total Consumer Staples		4,814,353

Energy - 3.1%
Energy Equipment & Services - 0.5%
WaterBridge Infrastructure LLC - Class A	41,776	1,119,179
X-Energy Reactor Company, LLC (a)(c)	137,586	2,000,005
		3,119,184
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp. (a)	146,523	6,218,436
Comstock, Inc. (a)(b)	1,806,079	5,508,541
Expand Energy Corp.	23,863	2,619,680
Ur-Energy, Inc. (a)	1,959,582	2,919,777
		17,266,434
Total Energy		20,385,618

Financials - 9.0%
Banks - 2.0%
Customers Bancorp, Inc. (a)	78,568	5,453,405
Texas Capital Bancshares, Inc. (a)	33,050	3,135,784
WesBanco, Inc.	129,077	4,451,866
		13,041,055
Consumer Finance - 4.7%
Dave, Inc. (a)	101,938	17,746,386
FirstCash Holdings, Inc.	70,998	13,347,624
		31,094,010
Insurance - 2.3%
Hippo Holdings, Inc. (a)	192,485	5,016,159
Palomar Holdings, Inc. (a)	26,688	3,189,216
Slide Insurance Holdings, Inc. (a)	397,898	7,162,164
		15,367,539
Total Financials		59,502,604

Health Care - 21.0%
Biotechnology - 12.5%
Arrowhead Pharmaceuticals, Inc. (a)	55,397	3,473,392
Bridgebio Pharma, Inc. (a)	65,746	4,882,298
Corvus Pharmaceuticals, Inc. (a)	62,321	911,756
Insmed, Inc. (a)	88,575	14,483,784
Krystal Biotech, Inc. (a)	35,627	9,203,167
Madrigal Pharmaceuticals, Inc. (a)	13,307	6,965,815
Mirum Pharmaceuticals, Inc. (a)(b)	17,674	1,632,724
Neurocrine Biosciences, Inc. (a)	44,018	5,798,931
Nuvalent, Inc. - Class A (a)(b)	26,187	2,682,858
Praxis Precision Medicines, Inc. (a)	23,176	7,467,076
Protagonist Therapeutics, Inc. (a)(b)	48,230	5,083,442
PTC Therapeutics, Inc. (a)	99,058	6,748,822
Rhythm Pharmaceuticals, Inc. (a)(b)	13,192	1,147,308
Scholar Rock Holding Corp. (a)(b)	127,834	6,284,319
Soleno Therapeutics, Inc. (a)	33,778	1,130,888
Syndax Pharmaceuticals, Inc. (a)	153,949	3,596,249
TG Therapeutics, Inc. (a)	38,851	1,290,630
		82,783,459
Health Care Equipment & Supplies - 4.7%
AtriCure, Inc. (a)	181,394	5,175,171
Butterfly Network, Inc. (a)	2,747,417	11,099,564
Enovis Corp. (a)	99,770	2,269,767
Kestra Medical Technologies Ltd. (a)(b)	205,946	4,104,504
LivaNova PLC (a)	31,209	1,983,644
MiniMed Group, Inc. (a)(b)	92,940	1,386,665
Senseonics Holdings, Inc. (a)(b)	59,383	395,491
TransMedics Group, Inc. (a)(b)	43,556	4,329,902
		30,744,708
Health Care Providers & Services - 2.9%
Ensign Group, Inc.	15,425	3,108,137
Guardant Health, Inc. (a)	94,226	8,703,656
National HealthCare Corp.	17,691	2,825,253
RadNet, Inc. (a)	82,515	4,611,763
		19,248,809
Pharmaceuticals - 0.9%
Axsome Therapeutics, Inc. (a)(b)	23,987	4,054,283
Crinetics Pharmaceuticals, Inc. (a)	53,426	1,940,432
		5,994,715
Total Health Care		138,771,691

Industrials - 28.7% (d)
Aerospace & Defense - 5.8%
Axon Enterprise, Inc. (a)	7,020	2,981,324
Curtiss-Wright Corp.	4,964	3,381,079
FTAI Aviation Ltd.	28,248	6,920,760
Karman Holdings, Inc. (a)(b)	44,296	3,545,895
Kratos Defense & Security Solutions, Inc. (a)	151,616	10,690,444
Rocket Lab Corp. (a)	89,931	5,775,369
VSE Corp.	19,792	3,649,645
York Space Systems, Inc. (a)	60,514	1,341,595
		38,286,111
Commercial Services & Supplies - 1.2%
GFL Environmental, Inc. (b)	196,478	8,197,062

Construction & Engineering - 8.0%
API Group Corp. (a)	149,382	6,052,959
Comfort Systems USA, Inc.	16,779	23,138,073
MasTec, Inc. (a)	64,744	20,830,735
Solv Energy, Inc. - Class A (a)	98,871	2,969,096
		52,990,863
Electrical Equipment - 5.4%
American Superconductor Corp. (a)	127,029	4,299,932
Amprius Technologies, Inc. (a)(b)	302,263	5,096,154
Babcock & Wilcox Enterprises, Inc. (a)	738,480	10,848,271
Bloom Energy Corp. - Class A (a)	102,980	13,952,760
LSI Industries, Inc.	99,604	1,852,635
		36,049,752
Ground Transportation - 3.6%
Knight-Swift Transportation Holdings, Inc.	169,257	9,745,818
XPO, Inc. (a)	71,038	13,820,443
		23,566,261
Machinery - 2.2%
ESCO Technologies, Inc.	19,562	5,504,160
Symbotic, Inc. (a)(b)	166,315	8,847,958
		14,352,118
Marine Transportation - 0.6%
Kirby Corp. (a)	29,280	3,890,726

Trading Companies & Distributors - 1.9%
QXO, Inc. (a)	490,515	9,525,801
Xometry, Inc. - Class A (a)(b)	79,991	3,266,833
		12,792,634
Total Industrials		190,125,527

Information Technology - 21.2%
Aerospace & Defense - 0.4%
Red Cat Holdings, Inc. (a)(b)	195,072	2,553,493

Communications Equipment - 3.4%
Lumentum Holdings, Inc. (a)(b)	15,464	10,867,481
Ondas Holdings, Inc. (a)(b)	1,284,754	11,614,176
		22,481,657
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	5,860	3,056,107
LightPath Technologies, Inc. - Class A (a)	291,669	2,925,440
Unusual Machines, Inc. /US (a)	141,575	1,755,530
		7,737,077
IT Services - 7.6%
Applied Digital Corp. (a)(b)	1,313,316	31,178,122
DigitalOcean Holdings, Inc. (a)(b)	223,013	19,130,055
		50,308,177
Semiconductors & Semiconductor Equipment - 5.5%
Lattice Semiconductor Corp. (a)	81,221	7,534,060
MKS, Inc.	21,836	5,018,131
Rambus, Inc. (a)(b)	55,950	4,813,378
Semtech Corp. (a)	142,481	10,955,364
Sequans Communications SA - ADR (a)	26,543	67,154
Teradyne, Inc.	27,917	8,276,274
		36,664,361
Software - 3.1%
ACI Worldwide, Inc. (a)	125,800	5,159,058
Hut 8 Corp. (a)	142,597	6,689,225
Pegasystems, Inc.	61,626	2,622,802
Unity Software, Inc. (a)	281,123	6,167,839
		20,638,924
Total Information Technology		140,383,689

Materials - 1.3%
Chemicals - 0.3%
DuPont de Nemours, Inc.	39,964	1,830,351

Metals & Mining - 1.0%
Almonty Industries, Inc. (a)	257,055	3,722,156
USA Rare Earth, Inc. (a)	190,419	2,881,992
		6,604,148
Total Materials		8,434,499

Utilities - 1.5%
Electric Utilities - 1.5%
NRG Energy, Inc.	54,993	8,036,677
Oklo, Inc. (a)(b)	37,945	1,881,693
Total Utilities		9,918,370
TOTAL COMMON STOCKS (Cost $563,096,009)		633,862,619

WARRANTS - 0.6%	Contracts	Value
Ekso Bionics Holdings Inc., Expires 01/21/2031, Exercise Price $8.22 (a)(c)	177,980	-
Ekso Bionics Holdings Inc., Expires 01/21/2031, Exercise Price $8.22 (a)(c)	2,926	3,790,984
TOTAL WARRANTS (Cost $2,926,000)		3,790,984

RIGHTS - 0.0% (f)	Contracts	Value
Health Care - 0.0% (f)
Pharmaceuticals — 0.0% (f)
Novo Nordisk AS, Exercise Price $0.00 (a)(c)	20,805	-
TOTAL RIGHTS (Cost $-)		-

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (g)	104,272,756	104,272,756
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $104,272,756)		104,272,756

MONEY MARKET FUNDS - 3.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (g)	21,603,266	21,603,266
TOTAL MONEY MARKET FUNDS (Cost $21,603,266)		21,603,266

TOTAL INVESTMENTS - 115.4% (Cost $691,898,031)		763,529,625
Liabilities in Excess of Other Assets - (15.4)%		(101,675,812)
TOTAL NET ASSETS - 100.0%		$661,853,813

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $112,368,985.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,790,989 or 0.9% of net assets as of March 31, 2026.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of March 31, 2026.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hood River New Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$631,862,614	$–	$2,000,005	$633,862,619
Warrants	–	–	3,790,984	3,790,984
Rights	–	–	-	-
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	104,272,756
Money Market Funds	21,603,266	–	–	21,603,266
Total Investments	$653,465,880	$–	$5,790,989	$763,529,625

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $104,272,756 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.